Intangible assets (Tables)	6 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
Intangible assets, net consisted of the following:

	Six Months Ended	Year Ended
	June 30, 2022	December 31, 2021
Cost	(in thousands)
Customer relationships	$4,076,062	$4,056,642
Order backlog	536,685	528,022
Trade names & brands	204,604	204,685
Patient database	170,274	170,525
Technology assets	120,840	121,507
Total cost	5,108,465	5,081,381
Accumulated amortization	(600,012)	(370,538)
Net book value	$4,508,453	$4,710,843